Semi-Annual
                                     Report

                         HANCOCK HORIZON FAMILY OF FUNDS
                                  JULY 31, 2001

                                   (UNAUDITED)

                         [lighthouse graphic omitted]

                                 The Arbor Fund

                                                   GRAPHIC OMITTED LIGHTHOUSE.TI
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



                      TABLE OF CONTENTS
-----------------------------------------------------------
FINANCIAL STATEMENTS
   Statements of Net Assets ............................  2
   Statements of Operations ............................ 11
   Statements of Changes in Net Assets ................. 12
   Financial Highlights ................................ 14
Notes to Financial Statements .......................... 16

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
TREASURY OBLIGATIONS (A) -- 31.5%
   U.S. Treasury Bills
     4.831%, 08/16/01              $25,000  $ 24,951
     3.478%, 10/18/01               25,000    24,813
     3.452%, 01/17/02               25,000    24,602
--------------------------------------------------------------------------------
   TOTAL TREASURY OBLIGATIONS
    (COST $74,366)                            74,366
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) -- 68.8%
   ABN Amro
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $9,939,042 (collateralized by
     U.S. Treasury Note, total
     market value:  $10,137,752)     9,938     9,938
   Barclays Bank
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $9,754,438 (collateralized by
     U.S. Treasury Bond, total
     market value:  $9,949,267)      9,753     9,753
   Deutsche Bank
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $51,621,881 (collateralized by
     various U.S. Treasury
     obligations, total market value:
     $52,646,605)                   51,616    51,616
   Greenwich Capital
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $9,695,720 (collateralized by
     U.S. Treasury TIPS, total
     market value:  $9,891,647)      9,695     9,695
   JP Morgan Chase
     3.810%, dated 07/31/01, matures
     08/01/01, repurchase price
     $52,401,707 (collateralized by
     U.S. Treasury STRIPS, total
     market value:  $53,447,568)    52,396    52,396
   Lehman Brothers Holdings
     3.790%, dated 07/31/01, matures
     08/01/01, repurchase price
     $9,839,929 (collateralized by
     U.S. Treasury Bond, total
     market value:  $10,035,866)     9,839     9,839
   Morgan Stanley Dean Witter
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $9,686,588 (collateralized by
     U.S. Treasury Notes, total
     market value:  $9,880,039)      9,686     9,686

--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
                                      (000)     (000)
--------------------------------------------------------------------------------
   UBS Warburg
     3.800%, dated 07/31/01, matures
    08/01/01, repurchase price
     $9,156,008 (collateralized by
     U.S. Treasury STRIPS, total
     market value:  $9,338,254)    $ 9,155  $  9,155
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENTS
      (COST $162,078)                        162,078
--------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.3%
      (COST $236,444)                        236,444
--------------------------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES,
      NET -- 0.3)%
     Other Assets and Liabilities, Net          (745)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
  (unlimited authorization -- no par value)
   based on 159,260,745 outstanding shares
   of beneficial interest                    159,261
Fund shares of the Institutional Sweep
   Class Shares (unlimited authorization --
   no par value) based on 44,807,606
   outstanding shares of beneficial interest  44,808
Fund shares of the Class A Shares
   (unlimited authorization -- no par value)
   based on 31,630,505 outstanding shares
   of beneficial interest                     31,630
--------------------------------------------------------------------------------
   TOTAL NET ASSETS -- 100.0%               $235,699
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES       $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES
                                               $1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES           $1.00
--------------------------------------------------------------------------------

(A) Effective yield of security at time of purchase.
(B) Tri-party repurchase agreement.
STRIPS -- Separate Trading of Registered Interest and Principal of Securities TIPS -- Treasury Inflationary Protection Security

The accompanying notes are an integral part of the financial statements.

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                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)

STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.0%
   U.S. Treasury Notes
     7.500%, 11/15/01               $  400    $  404
     7.500%, 02/15/05                1,350     1,489
     6.625%, 05/15/07                  550       603
     6.500%, 08/15/05                1,000     1,076
     6.250%, 08/31/02                  500       514
     6.000%, 08/15/04                1,200     1,261
     5.875%, 11/15/04                  500       524
     5.750%, 08/15/03                2,000     2,074
--------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $7,564)                             7,945
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.6%
   FHLB
     7.625%, 05/15/07                  500       558
     7.250%, 05/15/02                  500       514
     7.250%, 05/15/03                  500       527
     6.875%, 08/15/03                  850       894
   FNMA
     7.500%, 02/11/02                  850       867
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $3,223)                              3,360
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 23.5%
   FHLMC
     8.000%, 11/01/27                  731       770
     7.000%, 12/01/06                  144       146
     7.000%, 12/01/14                  157       162
     7.000%, 04/01/15                  604       621
   FNMA
     7.500%, 04/01/15                    3         3
     7.500%, 12/01/30                  660       680
     7.000%, 12/01/06                  161       163
     7.000%, 07/01/07                  741       753
     7.000%, 12/01/09                  143       147
   GNMA
     8.000%, 05/15/30                  534       557
     7.500%, 08/15/12                  135       141
     7.500%, 09/15/13                  109       114
     7.500%, 12/20/29                  143       147
     7.500%, 06/15/30                  632       655
     7.000%, 01/15/31                1,877     1,924
     6.500%, 06/15/08                   22        22
     6.500%, 10/15/08                   30        31
     6.500%, 09/15/13                  300       307
     6.500%, 03/15/14                  315       322
     6.500%, 04/15/14                  279       285
     6.500%, 03/15/16                  925       947
--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
  GNMA -- Continued
     6.500%, 03/15/31               $  498    $  502
     6.500%, 07/15/31                1,000     1,007
--------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE BACKED
     OBLIGATIONS (COST $10,201)               10,406
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATION -- 4.4%
   FHLMC
     6.000%, 10/15/07                1,915     1,924
--------------------------------------------------------------------------------
   TOTAL COLLATERALIZED MORTGAGE OBLIGATION
     (COST $1,938)                             1,924
--------------------------------------------------------------------------------
CORPORATE BONDS -- 37.8%
   Banks -- 13.2%
     Bank of America
       7.400%, 01/15/11              2,000      2,138
       7.000%, 05/15/03                500        519
     Bank One
       6.500%, 02/01/06              2,000      2,070
     First Union National Bank
       7.875%, 02/15/10                500        552
     SunTrust Bank
       7.750%, 05/01/10                500        546
--------------------------------------------------------------------------------
   TOTAL BANKS                                  5,825
--------------------------------------------------------------------------------
 Chemicals -- 0.5%
     E I Du Pont de Nemours
       6.750%, 10/15/04                200        211
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                211
--------------------------------------------------------------------------------
   Financial Services -- 11.2%
     Ford Motor Credit
       7.375%, 02/01/11                650        682
     General Electric Capital
       6.875%, 11/15/10              1,000      1,065
     General Motors Acceptance
       6.625%, 10/01/02                200        205
     IBM Credit, MTN
       6.640%, 10/29/01                200        201
     Lehman Brothers Holdings
       7.000%, 02/01/08              1,000      1,042
     Merrill Lynch
       6.875%, 03/01/03                600        623
     Morgan Stanley Dean Witter
       7.125%, 01/15/03                500        520
     Wells Fargo
       6.375%, 09/15/02                600        614
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                     4,952
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                   FACE AMOUNT VALUE
DESCRIPTION                           (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
   Food, Beverage & Tobacco -- 2.3%
     Campbell Soup
       6.750%, 02/15/11            $ 1,000    $ 1,021
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO               1,021
--------------------------------------------------------------------------------
   Petroleum Refining -- 4.6%
     Conoco
       6.350%, 04/15/09              2,000      2,023
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                     2,023
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments -- 3.4%
     Texas Instruments
       6.125%, 02/01/06              1,500      1,513
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS            1,513
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 2.6%
     AT&T
       7.000%, 05/15/05                500        521
     WorldCom
       7.875%, 05/15/03                600        624
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS        1,145
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $16,230)        16,690
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.7%
   General Electric
     3.740%, 03/26/02                  750        750
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $750)             750
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (A) -- 5.5%
   Barclays Bank
     3.800%, dated 07/31/01, matures
     08/01/01, repurchase price
     $2,452,174 (collateralized by
     U.S. Treasury Bond, total
     market value:  $2,501,870)      2,452      2,452
--------------------------------------------------------------------------------
     TOTAL REPURCHASE AGREEMENT
      (COST $2,452)                             2,452
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS -- 98.4%
      (COST $42,358)                           43,527
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- 1.5%
     Other Assets and Liabilities, Net            662
--------------------------------------------------------------------------------
                                                 VALUE
DESCRIPTION                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization --
   no par value) based on 2,798,052
   outstanding shares of
   beneficial interest                        $42,213
Fund shares of the Class A Shares
   (unlimited authorization --
   no par value) based on 5,854
   outstanding shares of
   beneficial interest                             90
Fund shares of the Class C Shares
   (unlimited authorization --
   no par value) based on 73 outstanding
   shares of beneficial interest                    1
Undistributed net investment income                26
Accumulated net realized gain on investments      690
Net unrealized appreciation on investments      1,169
--------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                  $44,189
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES       $15.76
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES           $15.75
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($15.75 (DIVIDE) 96.00%)     $16.41
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES           $15.76
--------------------------------------------------------------------------------

(A) Tri-party repurchase agreement.
FHLB -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.

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                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.9%
   Aerospace & Defense -- 1.8%
     BF Goodrich                     7,900    $  276
     Boeing                          5,760       337
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                     613
--------------------------------------------------------------------------------
   Apparel/Textiles-- 2.1%
     Jones Apparel Group*            8,116       317
     Liz Claiborne                   7,540       401
--------------------------------------------------------------------------------
   TOTAL APPAREL/TEXTILES                        718
--------------------------------------------------------------------------------
   Banks-- 11.0%
     Astoria Financial               7,600       456
     First Tennessee National       13,400       461
     Golden West Financial           7,300       472
     Greenpoint Financial           10,300       425
     Hibernia, Cl A                 25,000       468
     North Fork Bancorporation      14,600       474
     SouthTrust                     17,200       442
     Washington Mutual              11,745       476
--------------------------------------------------------------------------------
   TOTAL BANKS                                 3,674
--------------------------------------------------------------------------------
   Building & Construction-- 2.5%
     Centex                          9,000       423
     Pulte Homes                    10,000       415
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                 838
--------------------------------------------------------------------------------
   Casinos & Hotels-- 0.9%
     Harrah's Entertainment*        11,330       324
--------------------------------------------------------------------------------
   TOTAL CASINOS & HOTELS                        324
--------------------------------------------------------------------------------
   Chemicals-- 0.9%
     Albemarle                      13,990       290
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                               290
--------------------------------------------------------------------------------
   Diversified Manufacturing-- 0.8%
     Tyco International, ADR         5,380       286
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING               286
--------------------------------------------------------------------------------
   Electrical Utilities-- 14.0%
     Allegheny Energy                8,300       358
     American Electric Power         6,940       312
     Black Hills                    10,000       410
     Cinergy                        10,190       315
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
  Electrical Utilities-- Continued
     Duke Energy                     7,580    $  293
     Entergy                        11,170       419
     Exelon                          6,800       384
     FirstEnergy                    16,740       508
     Pinnacle West Capital           9,130       386
     PPL                             8,400       378
     Public Service Enterprise Group 1,900        89
     Public Service of New Mexico   13,280       393
     TXU                             9,000       418
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                  4,663
--------------------------------------------------------------------------------
   Financial Services-- 6.9%
     Countrywide Credit             11,000       476
     Fannie Mae                      5,400       450
     Freddie Mac                     6,500       445
     Household International         6,900       457
     USA Education                   5,900       473
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                    2,301
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco-- 7.2%
     Brown-Forman, Cl B              6,400       437
     McCormick                      10,200       435
     Pepsi Bottling Group           10,000       436
     Philip Morris                   9,000       409
     Suiza Foods*                    5,730       316
     Universal                       9,500       374
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO              2,407
--------------------------------------------------------------------------------
   Gas/Natural Gas-- 3.1%
     AGL Resources                  18,930       454
     Questar                        13,400       315
     Vectren                        12,800       261
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                       1,030
--------------------------------------------------------------------------------
   Household Products-- 1.0%
     RPM                            35,000       325
--------------------------------------------------------------------------------
   TOTAL HOUSEHOLD PRODUCTS                      325
--------------------------------------------------------------------------------
   Insurance-- 9.7%
     Allstate                       10,600       371
     AMBAC Financial Group           7,955       458
     Health Net*                    16,000       294
     MGIC Investment                 6,500       488

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------

   Insurance -- Continued
     Old Republic International     16,320    $  432
     Oxford Health Plans*           11,500       333
     PMI Group                       6,500       449
     Protective Life                13,000       432
--------------------------------------------------------------------------------
   TOTAL INSURANCE                             3,257
--------------------------------------------------------------------------------
   Manufacturing-- 0.9%
     Newport News Shipbuilding       5,000       317
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                           317
--------------------------------------------------------------------------------
   Marine Transportation-- 1.0%
     Overseas Shipholding Group     12,930       331
--------------------------------------------------------------------------------
   TOTAL MARINE TRANSPORTATION                   331
--------------------------------------------------------------------------------
   Medical Products & Services-- 3.9%
     Healthsouth*                   27,000       462
     Hillenbrand Industries          7,210       408
     Manor Care*                    13,000       419
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES           1,289
--------------------------------------------------------------------------------
   Metals & Mining-- 2.2%
     Freeport-McMoran Copper & Gold,
     Cl B
                                    27,250       293
     Precision Castparts            12,000       438
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                         731
--------------------------------------------------------------------------------
   Miscellaneous Business Services-- 1.9%
     First Data                      4,070       282
     Gtech Holdings*                11,000       353
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES         635
--------------------------------------------------------------------------------
   Office Furniture & Fixtures-- 1.3%
     Johnson Controls                5,400       435
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES             435
--------------------------------------------------------------------------------
   Paper & Paper Products-- 1.2%
     P.H. Glatfelter                26,000       409
--------------------------------------------------------------------------------
   TOTAL PAPER & PAPER PRODUCTS                  409
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Petroleum & Fuel Products-- 3.8%
     Apache                          5,710    $  297
     Devon Energy                    5,500       298
     Helmerich & Payne               7,590       237
     Occidental Petroleum           15,500       428
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS             1,260
--------------------------------------------------------------------------------
   Petroleum Refining-- 7.5%
     Amerada Hess                    5,100       394
     Ashland                         9,260       365
     Chevron                         3,320       303
     Exxon Mobil                     7,280       304
     Murphy Oil                      5,340       409
     Phillips Petroleum              6,000       343
     Ultramar Diamond Shamrock       8,000       378
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                    2,496
--------------------------------------------------------------------------------
   Professional Services-- 1.3%
     Apollo Group, Cl A*             9,765       425
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                   425
--------------------------------------------------------------------------------
   Railroads-- 2.3%
     Norfolk Southern               17,000       342
     Union Pacific                   8,000       430
--------------------------------------------------------------------------------
   TOTAL RAILROADS                               772
--------------------------------------------------------------------------------
   Retail-- 7.6%
     BJ's Wholesale Club*            7,040       394
     Brinker International*         17,000       429
     Darden Restaurants             16,000       478
     Safeway*                        9,400       415
     Sears, Roebuck                  8,950       420
     Wendy's International          14,440       387
--------------------------------------------------------------------------------
   TOTAL RETAIL                                2,523
--------------------------------------------------------------------------------
   Travel Services-- 0.9%
     Sabre Holdings*                 5,880       289
--------------------------------------------------------------------------------
   TOTAL TRAVEL SERVICES                         289
--------------------------------------------------------------------------------

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                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
VALUE FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                   SHARES/FACE VALUE
DESCRIPTION                       AMOUNT (000)  (000)
--------------------------------------------------------------------------------
  Wholesale-- 1.2%
     Sysco                          15,020    $  403
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                               403
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $29,361)         33,041
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (A) -- 3.5%
   Barclays Bank
     3.500% dated 7/31/01, matures
      8/01/01, repurchase price
      $1,186,492 (collateralized by
      U.S. Treasury Note, total market
      value:  $1,219,321)            $1,186     1,186
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT
    (COST $1,186)                               1,186
-------------------------------------------------------------------------------
   TOTAL INVESTMENTS-- 102.4%
    (COST $30,546)                             34,227
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (2.4)%
     Other Assets and Liabilities, Net          (816)
--------------------------------------------------------------------------------

NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization --
   no par value) based on 2,025,340
   outstanding shares of
   beneficial interest                         31,166
Fund shares of the Class A Shares
   (unlimited authorization --
   no par value) based on 7,931
   outstanding shares of
   beneficial interest                            131
Fund shares of the Class C Shares
   (unlimited authorization --
   no par value) based on 73 outstanding
   shares of beneficial interest                    1
Undistributed net investment income                10
Accumulated net realized loss on investments   (1,578)
Net unrealized appreciation on investments      3,681
--------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                  $33,411
--------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- TRUST CLASS SHARES        $16.43
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A SHARES            $16.41
MAXIMUM OFFERING PRICE PER SHARE--
   CLASS A SHARES ($16.41 (DIVIDE) 94.75%)     $17.32
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS C SHARES            $16.32
--------------------------------------------------------------------------------

* Non-income producing security.
(A) Tri-party repurchase agreement.
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
   Aircraft -- 3.7%
     General Dynamics                  940     $  76
     Lockheed Martin                 1,170        46
     United Technologies               870        64
--------------------------------------------------------------------------------
   TOTAL AIRCRAFT                                186
--------------------------------------------------------------------------------
   Banks-- 1.5%
     Washington Mutual               1,800        73
--------------------------------------------------------------------------------
   TOTAL BANKS                                    73
--------------------------------------------------------------------------------
   Beauty Products-- 0.9%
     Colgate-Palmolive                 810        44
--------------------------------------------------------------------------------
   TOTAL BEAUTY PRODUCTS                          44
--------------------------------------------------------------------------------
   Building & Construction-- 2.7%
     Lennar                          1,500        69
     Pulte Homes                     1,590        66
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                 135
--------------------------------------------------------------------------------
   Communications Equipment-- 1.8%
     L-3 Communications Holdings*      680        51
     Scientific-Atlanta              1,500        38
--------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                 89
--------------------------------------------------------------------------------
   Computers & Services-- 1.4%
     International Game Technology*  1,300        68
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                     68
--------------------------------------------------------------------------------
   Diversified Manufacturing-- 1.4%
     Tyco International, ADR         1,270        68
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                68
--------------------------------------------------------------------------------
   Drugs-- 10.5%
     Barr Laboratories*                800        69
     Covance*                        2,800        67
     Forest Laboratories*              900        71
     Idec Pharmaceuticals*             990        53
     IVAX*                           2,125        72
     Mylan Laboratories              2,000        67
     Perrigo*                        4,400        73
     Pfizer                          1,290        53
--------------------------------------------------------------------------------
   TOTAL DRUGS                                   525
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Electrical Utilities-- 2.2%
     Calpine*                        1,800     $  65
     NiSource                        1,690        45
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                    110
--------------------------------------------------------------------------------
   Financial Services-- 5.2%
     AmeriCredit*                    1,320        81
     Investment Technology Group*      970        51
     MBNA                            1,910        68
     Providian Financial             1,190        59
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                       259
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco-- 2.3%
     Mandalay Resort Group*          2,680        68
     Starbucks*                      2,480        45
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                113
--------------------------------------------------------------------------------
   Gas/Natural Gas-- 2.8%
     El Paso                           730        38
     Western Gas Resources           1,700        51
     Williams                        1,580        53
--------------------------------------------------------------------------------
   TOTAL GAS/NATURAL GAS                         142
--------------------------------------------------------------------------------
   Insurance-- 4.1%
     Health Net*                     2,600        48
     Oxford Health Plans*            1,360        39
     UnitedHealth Group              1,000        67
     Wellpoint Health Networks*        470        50
--------------------------------------------------------------------------------
   TOTAL INSURANCE                               204
--------------------------------------------------------------------------------
   Leisure Products-- 0.8%
     Callaway Golf                   2,600        40
--------------------------------------------------------------------------------
   TOTAL LEISURE PRODUCTS                         40
--------------------------------------------------------------------------------
   Machinery-- 1.4%
     Precision Castparts             1,900        69
--------------------------------------------------------------------------------
   TOTAL MACHINERY                                69
--------------------------------------------------------------------------------
   Medical Products & Services-- 4.8%
     First Health Group*             2,200        58
     HCA                             1,210        56
     Lincare Holdings*               1,700        56
     St. Jude Medical*               1,000        70
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES             240
--------------------------------------------------------------------------------

                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Metals & Mining-- 1.2%
     Stewart & Stevenson Services    2,100     $  62
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                          62
--------------------------------------------------------------------------------
   Miscellaneous Business Services-- 16.4%
     Advent Software*                1,100        62
     Autodesk                        1,230        46
     Concord EFS*                    1,030        59
     CSG Systems International*      1,310        62
     DST Systems*                      900        43
     Electronic Data Systems           900        57
     Fiserv*                         1,100        63
     H & R Block                       990        71
     IMS Health                      1,720        44
     Jack Henry & Associates         2,100        59
     Mentor Graphics*                2,130        40
     NCR*                            1,300        51
     Sungard Data Systems*           2,240        61
     SYKES Enterprises*              6,000        42
     Synopsys*                       1,090        56
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES         816
--------------------------------------------------------------------------------
   Oil Drilling & Refining-- 3.5%
     BJ Services*                    1,620        41
     Helmerich & Payne               1,460        45
     Nabors Industries*              1,550        45
     Tidewater                       1,220        43
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                 174
--------------------------------------------------------------------------------
   Petroleum Refining-- 1.3%
     Ultramar Diamond Shamrock       1,340        63
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                       63
--------------------------------------------------------------------------------
   Printing & Publishing-- 1.0%
     Scholastic*                     1,280        48
--------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                    48
   Retail-- 16.0%
     Abercrombie & Fitch, Cl A*      1,640        64
     American Eagle Outfitters*      1,820        67
--------------------------------------------------------------------------------
                                               VALUE
DESCRIPTION                          SHARES     (000)
--------------------------------------------------------------------------------
   Retail -- Continued
     Autozone*                       1,800     $  85
     Bed Bath & Beyond*              2,160        70
     Best Buy*                       1,000        67
     Borders Group*                  3,000        69
     Family Dollar Stores            2,500        75
     Kohl's*                           930        53
     Lands' End*                     1,700        70
     Lowe's                          1,600        61
     Payless ShoeSource*               940        54
     Target                          1,700        66
--------------------------------------------------------------------------------
   TOTAL RETAIL                                  801
--------------------------------------------------------------------------------
   Semi-Conductors/Instruments-- 2.4%
     Linear Technology               1,100        48
     Nvidia*                           880        71
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS/INSTRUMENTS             119
--------------------------------------------------------------------------------
   Testing Laboratories-- 1.4%
     Quest Diagnostics*              1,040        72
--------------------------------------------------------------------------------
   TOTAL TESTING LABORATORIES                     72
--------------------------------------------------------------------------------
   Transportation Services-- 2.5%
     Galileo International           1,900        63
     Sabre Holdings*                 1,290        63
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                 126
--------------------------------------------------------------------------------
   Wholesale-- 3.0%
     Enron                             800        36
     Johnson & Johnson                 980        53
     Sysco                           2,250        60
--------------------------------------------------------------------------------
   TOTAL WHOLESALE                               149
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS (COST $4,828)           4,795
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                   FACE AMOUNT  VALUE
DESCRIPTION                           (000)      (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (A) -- 9.2%
   JP Morgan Chase
     3.500%, dated 07/31/01, matures
     08/01/01, repurchase
     price $459,890 (collateralized
     by U.S. Treasury Note,
     total market value: $473,05       $460    $  460
--------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $460)         460
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS-- 105.4%
    (COST $5,288)                               5,255
--------------------------------------------------------------------------------
   OTHER ASSETS AND LIABILITIES, NET -- (5.4)%
     Other Assets and Liabilities, Net           (267)
--------------------------------------------------------------------------------
NET ASSETS:
Fund shares of the Trust Class Shares
   (unlimited authorization --
   no par value) based on 375,359
   outstanding shares of
   beneficial interest                          5,494
Fund shares of the Class A Shares
   (unlimited authorization --
   no par value) based on 1,177
   outstanding shares of
   beneficial interest                             16
Fund shares of the Class C Shares
   (unlimited authorization --
   no par value) based on 73 outstanding
   shares of beneficial interest                    1
Distributions in excess of net
   investment income                               (7)
Accumulated net realized loss on investments     (483)
Net unrealized depreciation on investments        (33)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS-- 100.0%                   $4,988
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- TRUST CLASS SHARES        $13.25
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE-- CLASS A SHARES            $13.24
MAXIMUM OFFERING PRICE PER SHARE--
   CLASS A SHARES ($13.24 (DIVIDE) 94.75%)     $13.97
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS C SHARES            $13.19
--------------------------------------------------------------------------------
* Non-income producing security.
(A) Tri-party repurchase agreement
ADR -- American Depository Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                                [GRAPHIC OMITTED LIGHTHOUSE.TIF]
STATEMENTS OF OPERATIONS (000)                         JULY 31, 2001 (UNAUDITED)

                                      TREASURY SECURITIES   STRATEGIC INCOME
                                       MONEY MARKET FUND        BOND FUND          VALUE FUND       GROWTH FUND
                                      -------------------   -----------------  -----------------  -----------------
                                           02/01/01             02/01/01            02/01/01         02/01/01
                                          TO 07/31/01          TO 07/31/01         TO 07/31/01      TO 07/31/01
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income                          $5,166               $1,365             $    9           $    7
   Dividend income                              --                   --                237                8
                                            ------               ------             ------           ------
   TOTAL INVESTMENT INCOME                    5,166                1,365                246               15
                                            ------               ------             ------           ------
EXPENSES:
   Investment advisory fees                    455                  129                126               17
   Administrative fees                         151                   28                 21                3
   12b-1 Fees-- Class A & C                     35                   --                 --               --
   Custodian fees                               34                    7                  5                1
   Professionalfees                             51                    9                  6                1
   Transfer agent fees                          11                    4                  3                2
   Printing fees                                29                    5                  3                1
   Registration fees                            38                    8                  5                1
   Directors' fees                               8                    1                  1               --
   Shareholder servicing fees --
     Institutional Sweep Class                  45                   --                 --               --
   Shareholder servicing fees -- Class A & C    35                   --                 --               --
   Insurance and other expenses                 24                    3                  2               --
                                            ------               ------             ------           ------
   TOTAL EXPENSES                              916                  194                172               26
   Less: Investment advisory fees waived      (141)                 (33)               (15)              (5)
                                            ------               ------             ------           ------
   TOTAL NET EXPENSES                          775                  161                157               21
                                            ------               ------             ------           ------
     NET INVESTMENT INCOME (LOSS)            4,391                1,204                 89               (6)
                                            ------               ------             ------           ------
   Net realized gain (loss) from security
     transactions                               --                  630               (536)            (483)

   Net change in unrealized appreciation
     (depreciation) on investments              --                 (313)               409              (33)
                                            ------               ------             ------           ------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS                             --                  317               (127)            (516)
                                            ------               ------             ------           ------
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS              $4,391               $1,521             $  (38)           $(522)
                                            ======               ======             ======            ======

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                                                   #

STATEMENTS OF CHANGES IN NET ASSETS (000)         GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                                   JULY 31, 2001
-------------------------------------------------------------------------------------------------------------------
                                                  TREASURY SECURITIES                  STRATEGIC INCOME
                                                    MONEY MARKET FUND                      BOND FUND
                                                  ------------------------       ----------------------------
                                                02/01/01      05/31/00(1)           02/01/01     05/31/00(1)
                                               TO 07/31/01     TO 01/31/01         TO 07/31/01    TO 01/31/01
-------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)               $   4,391       $   8,861            $ 1,204         $ 1,660
   Net realized gain (loss) from
     security transactions                           --              --                630             101
   Net change in unrealized appreciation
     (depreciation) on investments                   --              --               (313)          1,482
                                              ---------       ---------            -------         -------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                    4,391           8,861              1,521           3,243
                                              ---------       ---------            -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                          (3,247)         (6,947)            (1,190)         (1,644)
     Institutional Sweep Class Shares              (667)         (1,392)                (2)             (2)
     Class A Shares                                (477)           (522)                --              --
   Realized Capital Gains:
     Trust Class Shares                              --              --                 --             (41)
     Institutional Sweep Class Shares                --              --                 --              --
     Class A Shares                                  --              --                 --              --
                                              ---------       ---------            -------         -------
 TOTAL DISTRIBUTIONS                             (4,391)         (8,861)            (1,192)         (1,687)
                                              ---------       ---------            -------         -------
CAPITAL SHARETRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                             60,461         394,031              2,487          46,089
       Shares reinvested                              1              --                  9              --
       Shares redeemed                          (73,313)       (221,919)            (1,180)         (5,192)
                                              ---------       ---------            -------         -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS       (12,851)        172,112              1,316          40,897
                                              ---------       ---------            -------         -------
     Institutional Sweep Class Shares:
       Shares issued                            188,333         288,750                 --              --
       Shares reinvested                              3              --                 --              --
       Shares redeemed                         (185,601)       (246,677)                --              --
                                              ---------       ---------            -------         -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                               2,735          42,073                 --              --
                                              ---------       ---------            -------         -------
     Class A Shares:
       Shares issued                             33,602          37,914                 27              88
       Shares reinvested                            312             291                 --              --
       Shares redeemed                          (26,926)        (13,563)                (7)            (18)
                                              ---------       ---------            -------         -------
     TOTAL CLASS A SHARES TRANSACTIONS            6,988          24,642                 20              70
                                              ---------       ---------            -------         -------
     Class C Shares:
       Shares issued                                 --              --                 --               1
                                              ---------       ---------            -------         -------
     TOTAL CLASS C SHARES TRANSACTIONS                --              --                 --               1
                                              ---------       ---------            -------         -------

     TOTAL INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS           (3,128)        238,827              1,336          40,968
                                              ---------       ---------            -------         -------
        TOTAL INCREASE (DECREASE) IN NET ASSETS  (3,128)        238,827              1,665          42,524
                                              ---------       ---------            -------         -------
NET ASSETS:
   Beginning of period                          238,827              --             42,524              --
                                              ---------       ---------            -------         -------
   End of period                               $235,699        $238,827            $44,189         $42,524
                                              =========       =========            =======         =======


                                                         VALUE FUND                                GROWTH FUND
                                                ----------------------------               ---------------------------
                                                  02/01/01      05/31/00(1)                  02/01/01      01/31/01(1)
                                                 TO 07/31/01     TO 01/31/01                TO 07/31/01    TO 01/31/01
----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment income (loss)                 $     89         $     46                   $    (6)       $    --
   Net realized gain (loss) from
     security transactions                          (536)          (1,042)                     (483)            --
   Net change in unrealized appreciation
     (depreciation) on investments                   409            3,272                       (33)            --
                                                --------          -------                   -------        -------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       (38)           2,276                      (522)            --
                                                --------          -------                   -------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                              (78)             (47)                       (1)            --
     Institutional Sweep Class Shares                 --               --                        --             --
     Class A Shares                                   --               --                        --             --
   Realized Capital Gains:
     Trust Class Shares                               --               --                        --             --
     Institutional Sweep Class Shares                 --               --                        --             --
     Class A Shares                                   --               --                        --             --
                                                --------          -------                   -------        -------
 TOTAL DISTRIBUTIONS                                 (78)             (47)                       (1)            --
                                                --------          -------                   -------        -------
CAPITAL SHARE TRANSACTIONS (2):
     Trust Class Shares:
       Shares issued                               3,879           31,104                     1,716          4,000
       Shares reinvested                               1               --                        --             --
       Shares redeemed                              (844)          (2,974)                     (222)            --
                                                --------          -------                   -------        -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS         3,036           28,130                     1,494          4,000
                                                --------          -------                   -------        -------
     Institutional Sweep Class Shares:
       Shares issued                                  --               --                        --             --
       Shares reinvested                              --               --                        --             --
       Shares redeemed                                --               --                        --             --
                                                --------          -------                   -------        -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES
       TRANSACTIONS                                   --               --                        --             --
                                                --------          -------                   -------        -------
     Class A Shares:
       Shares issued                                  47               99                        15              1
       Shares reinvested                              --               --                        --             --
       Shares redeemed                                --              (15)                       --             --
                                                --------          -------                   -------        -------
     TOTAL CLASS A SHARES TRANSACTIONS                 47               84                        15              1
                                                --------          -------                   -------        -------
     Class C Shares:
       Shares issued                                  --                1                        --              1
                                                --------          -------                   -------        -------
     TOTAL CLASS C SHARES TRANSACTIONS                --                1                        --              1
                                                --------          -------                   -------        -------

     TOTAL INCREASE (DECREASE) IN NET ASSETS
       FROM CAPITAL SHARE TRANSACTIONS             3,083           28,215                     1,509          4,002
                                                --------          -------                   -------        -------
        TOTAL INCREASE (DECREASE) IN
           NET ASSETS                              2,967           30,444                       986          4,002
                                                  ------           ------                  --------       --------
NET ASSETS:
   Beginning of period                            30,444               --                     4,002             --
                                                  ------           ------                  --------       --------
   End of period                                 $33,411          $30,444                    $4,988         $4,002
                                                  ======           ======                  ========       ========

   (1) Commencement of operations.
   (2) For capital share transactions, see footnote 5 in the Notes to Financial Statements.
       Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                     12 &13

FINANCIAL HIGHLIGHTS                              GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                                   JULY 31, 2001
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIODS ENDED JULY 31, 2001 (UNAUDITED) AND JANUARY 31, 2001.



                                NET ASSET                     NET REALIZED    DISTRIBUTIONS  DISTRIBUTIONS   NET ASSET
                                 VALUE,            NET       AND UNREALIZED     FROM NET         FROM         VALUE,
                                BEGINNING      INVESTMENT    GAINS (LOSSES)    INVESTMENT      REALIZED       END OF
                                OF PERIOD     INCOME (LOSS)  ON INVESTMENTS      INCOME          GAINS        PERIOD
---------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES

2001*                                $ 1.00       $ 0.02          $--            $(0.02)        $ --         $ 1.00
2001**                                 1.00         0.04           --             (0.04)          --           1.00
INSTITUTIONAL SWEEP CLASS SHARES
2001*                                $ 1.00       $ 0.02          $--            $(0.02)        $ --         $ 1.00
2001**                                 1.00         0.04           --             (0.04)          --           1.00
CLASS A SHARES
2001*                                $ 1.00       $ 0.02          $--            $(0.02)        $ --         $ 1.00
2001**                                 1.00         0.04           --             (0.04)          --           1.00
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
---------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                $15.64       $ 0.43          $ 0.12         $(0.43)        $ --         $15.76
2001**                                15.00         0.61            0.65          (0.61)          (0.01)      15.64
CLASS A SHARES
2001*                                $15.64       $ 0.41          $ 0.11         $(0.41)        $ --         $15.75
2001**                                15.00         0.57            0.67          (0.59)          (0.01)      15.64
CLASS C SHARES
2001*                                $15.63       $ 0.37          $ 0.12         $(0.36)        $ --         $15.76
2001**                                15.00         0.54            0.62          (0.52)          (0.01)      15.63
---------------------------------------------------------------------------------------------------------------------------
VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                $16.50       $ 0.05          $(0.08)        $(0.04)        $ --         $16.43
2001                                  15.00         0.03            1.50          (0.03)          --          16.50
CLASS A SHARES
2001*                                $16.47       $ 0.03          $(0.07)        $(0.02)        $ --         $16.41
2001**(a)                             15.00        (0.01)           1.50          (0.02)          --          16.47
CLASS C SHARES
2001*                                $16.42       $(0.02)         $(0.08)         $ --          $ --         $16.32
2001**(a)                             15.00        (0.07)           1.49          --              --          16.42
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                $15.00       $(0.02)         $(1.73)        $(0.00)(+)(+)  $ --         $13.25
54%
2001***                               15.00        --              --             --              --          15.00
CLASS A SHARES
2001*                                $15.00       $(0.02)         $(1.74)       $ --            $ --         $13.24
2001***                               15.00        --              --             --              --          15.00
CLASS C SHARES
2001*                                $15.00       $(0.08)         $(1.73)       $ --            $ --         $13.19
2001***                               15.00        --              --             --              --          15.00

                                                                                                                RATIO OF
                                                                                                  RATIO OF   NET INVESTMENT
                                                                                     RATIO OF   EXPENSES TO  INCOME (LOSS)
                                                                       RATIO OF   NET INVESTMENT   AVERAGE    TO AVERAGE
                                                        NET ASSETS,  EXPENSES TO   INCOME (LOSS) NET ASSETS   NET ASSETS   PORTFOLIO
                                             TOTAL        END OF       AVERAGE      TO AVERAGE    EXCLUDING   (EXCLUDING   TURNOVER
                                            RETURN(+)  PERIOD (000)  NET ASSETS      NET ASSETS    WAIVERS)    WAIVERS)      RATE
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY
  MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                         1.98%      $159,261        0.58%          3.96%      0.70%         3.84%        N/A
2001**                                        3.96        172,112        0.58           5.80       0.71          5.67         N/A
INSTITUTIONAL SWEEP CLASS
  SHARES
2001*                                         1.85%      $ 44,808        0.83%          3.71%      0.95%         3.59%        N/A
2001**                                        3.79         42,073        0.83           5.55       0.96          5.42         N/A
CLASS A SHARES
2001*                                         1.73%      $ 31,630        1.08%          3.41%      1.20%         3.29%        N/A
2001**                                        3.63         24,642        1.08           5.25       1.20          5.13         N/A
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                         3.57%      $ 44,096        0.75%          5.59%      0.90%         5.44%         60%
2001**                                        8.56         42,451        0.75           6.07       0.94          5.88          37
CLASS A SHARES
2001*                                         3.45%      $     92        1.00%          5.34%      1.16%         5.18%         60%
2001**                                        8.38             72        1.00           5.73       1.19          5.54          37
CLASS C SHARES
2001*                                         3.15%       $     1        1.75%          4.81%      1.73%         4.83%         60%
2001**                                        7.92              1        1.75           5.29       2.12          4.81          37
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                        (0.11)%     $ 33,280        1.00%          0.57%      1.10%         0.47%         53%
2001                                         10.11         30,359        1.00           0.25       1.19          0.06          54
CLASS A SHARES
2001*                                        (0.24)%      $   130        1.25%          0.34%      1.35%         0.24%         53%
2001**(a)                                     9.90             84        1.25          (0.16)      1.43         (0.34)         54
CLASS C SHARES
2001*                                        (0.55)%      $     1        2.00%         (0.25)%     2.26%        (0.51)%        53%
2001**(a)                                     9.40              1        2.00          (0.67)      2.18         (1.01)         54
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2001*                                       (11.64)%     $  4,972        1.00%         (0.28)%        1.22%     (0.50)%        54%
2001***                                       0.00          4,000          --             --         --            --           0
CLASS A SHARES
2001*                                       (11.73)%     $     15        1.25%         (0.31)%     1.66%        (0.72)%        54%
2001***                                       0.00              1          --             --         --            --           0
CLASS C SHARES
2001*                                       (12.07)%     $      1        2.00%         (0.98)%     2.36%        (1.34)%       54%
2001***                                       0.00              1          --             --         --            --           0

   * For the six months ended July 31, 2001. All ratios for the period have been annualized.
** Fund commenced operations on May 31, 2000. All ratios for the period have been annualized.
*** Fund commenced operations on January 31, 2001. Ratios are not being disclosed because the data is not believed to be meaningful due to the short operational history.
 (+) Total return is for the period indicated and has not been annualized.
     Total return excludes sales charge.
(+)(+) Value is less than $0.01 per share.
(a) Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


                                      14&15

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Arbor Fund ("the Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992 and had no operations through February 1, 1993 other than those related to organizational matters and the sale of initial shares to SEI Investments Mutual Funds Services (the "Administrator") on October 9, 1992. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The Hancock Horizon Family of Funds includes the Treasury Securities Money Market Fund, the Tax Exempt Money Market Fund, the Strategic Income Bond Fund, the Value Fund (formerly the Growth and Income Fund) and the Growth Fund (each a "Fund" and collectively the "Funds"). As of July 31, 2001, the Tax Exempt Money Market Fund had not commenced operations. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies consistently followed by the Funds.
SECURITY VALUATION - Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Trustees. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued at their amortized cost.

     Investment securities held by the Treasury Securities Money Market Fund are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

FEDERAL INCOME TAXES - It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

REPURCHASE AGREEMENTS - The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated

                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)

account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. The Institutional Sweep Class Shares, Class A Shares and Class C Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class. Income, expenses and realized and unrealized gains and losses are allocated to the respective classes on the basis of their relative daily net assets.

NET ASSET VALUE PER SHARE - The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

DISTRIBUTIONS - Distributions from net investment income are declared daily and paid monthly for the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate accounts in the period that the differences arise.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS - The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of InvestmentCompanies" (the "Guide"), as required on January 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENT, CUSTODIAN, AND DISTRIBUTION AGREEMENTS:
Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, and 0.80% of the average daily net assets of the Value Fund and the

NOTES TO FINANCIALSTATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
Growth Fund. The Adviser has contractually agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed those stated in the Fund's prospectus. The contractual agreement is in place for a period of one year, ending on May 31, 2002.
     The Trust and the Administrator have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Trust) of: 0.15% up to $100 million, 0.125% on the next $250 million, 0.10% on the next $400 million and 0.08% for assets over $750 million, subject to certain minimum fee levels.
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee payable from the Funds' assets of $5,000 per class of each Fund.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee payable from the Funds' assets of 0.03% of each Fund's average daily net assets.
     The Trust and SEIInvestments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEIInvestments Company, have entered into a Distribution Agreement. The Class A Shares of the Treasury Securities Money Market Fund and the Class C Shares of the Strategic Income Bond Fund, the Value Fund and the Growth Fund have a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Distribution Agreement and the distribution plan, the Trust will pay a fee, at an annual rate of 0.25% of the average daily net assets attributable to Class AShares of the Treasury Securities Money Market Fund and 0.75% of the average daily net assets attributable to Class C Shares of the Strategic Income Bond Fund, Value Fund and the Growth Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from theFunds' assets, applicable to that class of shares.
     The Distributor and the Trust have adopted a shareholder servicing plan pursuant to which a shareholder servicing fee of 0.25% attributable to the average daily net assets of the Institutional Sweep Class and Class A Shares of theTreasury Securities Money Market Fund and 0.25% of the average daily net assets of Class A and Class C Shares of the Strategic Income Bond Fund, Value Fund and the Growth Fund. To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.

4. TRANSACTIONS WITH AFFILIATES:

     Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving in their respective roles.

     The Funds have entered into agreements with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $56,236 for the period ended July 31, 2001.

                                                  GRAPHIC OMITTED LIGHTHOUSE.TIF
                                                       JULY 31, 2001 (UNAUDITED)


5. CAPITAL SHARES TRANSACTIONS:

Capital share transactions for the funds were as follows (000):

                              TREASURY    STRATEGIC
                             SECURITIES    INCOME
                            MONEY MARKET    BOND       VALUE   GROWTH
                                FUND        FUND        FUND     FUND
                         -----------------------------------------------
                              02/01/01    02/01/01   02/01/01   02/01/01
                                 TO          TO         TO         TO
                              07/31/01    07/31/01   07/31/01   07/31/01
                         -----------------------------------------------
Trust Class Shares:
  Shares Issued                60,461        159       236        124
  Shares Reinvested                 1         --        --         --
  Shares Redeemed             (73,313)       (75)      (51)       (16)
                              --------    ------    ------     ------
Total Trust Class
  Shares Transactions         (12,851)        84       185        108
                              --------    ------    ------     ------
Institutional Sweep
 Class Shares:
  Shares Issued                188,333        --        --         --
  Shares Reinvested                  3        --        --         --
  Shares Redeemed             (185,601)       --        --         --
                              --------    ------    ------     ------
Total Institutional Sweep
  Class Shares
  Transactions                   2,735        --        --         --
                              --------    ------    ------     ------
Class A Shares:
  Shares Issued                 33,602         2         3          1
  Shares Reinvested                312        --        --         --
  Shares Redeemed              (26,926)       (1)       --         --
                               --------    ------    ------    ------
Total Class A Shares
 Transactions                    6,988         1         3          1
                              --------    ------    ------     ------
Class C Shares:
  Shares Issued                     --        --        --         --
                              --------    ------    ------     ------
Total Class C Shares
 Transactions                       --        --        --         --
                              --------    ------    ------     ------
Net Change in Capital
 Shares                         (3,128)       85       188        109
                              ========    ======    ======     ======

Amounts designated as "--" are either $0 or have been rounded to $0.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2001 were as follows:

                                      U.S. GOVERNMENT/
                                     OTHER INVESTMENT
                  SECURITIES           SECURITIES
             -----------------------------------------
                PURCHASES  SALES   PURCHASES   SALES
                  (000)    (000)     (000)     (000)
               ---------- ------  ----------  ------
Strategic Income
  Bond Fund      $10,360  $ 1,528   $13,888   $22,196
Value Fund        20,029   16,714        --        --
Growth Fund        7,630    2,318        --        --

At July 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at July 31, 2001 is as follows:

                                                       NET
                AGGREGATED     AGGREGATED          UNREALIZED
                   GROSS          GROSS           APPRECIATION
               APPRECIATION    DEPRECIATION      (DEPRECIATION)
                   (000)           (000)              (000)
              -------------------------------------------------
Strategic Income
  Bond Fund      $1,189         $  (20)              $1,169
Value Fund        4,510           (829)               3,681
Growth Fund         391           (424)                 (33)

7. IN-KIND TRANSFERS OF SECURITIES
During the period ended January 31, 2001, the Strategic Income Bond Fund and the Value Fund issued 272,723 and 325,079 shares respectively, of beneficial interest in exchange for securities from an account managed by Hancock Bank valued at $4,171,002 and $5,019,003, respectively.

                               Wall Street Savvy,
                               Main Street Touch

                               INVESTMENT ADVISER
                                Hancock Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                           Gulfport, Mississippi 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                           (BULLET) NOT FDIC INSURED
                           (BULLET) NO BANK GUARANTEE
                           (BULLET) MAY LOSE VALUE

                                 GRAPHIC OMITTED
                                 HANCOCK CVR.EPS

                             HANCOCK HORIZON FUNDS

                FOR MORE INFORMATION CALL 1.800.522.6542 EXT.4400

                               WWW.HANCOCKBANK.COM